Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Description	Life	2016	2015
Computer equipment	3 years	$173,147	$193,596
Office furniture and equipment	5-7 years	238,661	247,679
Software	3 years	125,412	125,412
Laboratory equipment	7 years	1,117,173	1,120,693
Leasehold improvements	5 years	684,515	683,295
Manufacturing equipment	7 years	905,121	910,792

Subtotal:		3,244,029	3,281,467

Less: accumulated depreciation and impairment		(3,194,029)	(2,443,600)

Total property and equipment, net		$50,000	$837,867